Goodwill - Sensitivity to changes in assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment	$ (1,747,000)	$ (15,483,000)
U.S. Silicon Metal
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment	(1,747,000)	$ (15,483,000)	$ 0
U.S. Silicon Based Alloys
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Excess of recoverable value over carrying value	$ 7,144,000